LONG-TERM DEBT (City of Dreams Project Facility) - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 05, 2007 City of Dreams Project Facility [Member]	Dec. 31, 2011 City of Dreams Project Facility [Member]	Dec. 31, 2012 City of Dreams Project Facility [Member] Interest Rate Swap [Member]	Dec. 31, 2011 City of Dreams Project Facility [Member] Interest Rate Swap [Member]	Sep. 05, 2007 City of Dreams Project Facility [Member] Substantial Completion of Project [Member]	Sep. 05, 2007 City of Dreams Project Facility [Member] Term Loan Facility [Member]	Dec. 31, 2011 City of Dreams Project Facility [Member] Term Loan Facility [Member]	Sep. 05, 2007 City of Dreams Project Facility [Member] Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity				$ 1,750,000,000					$ 1,500,000,000		$ 250,000,000
Maturity date									Sep. 05, 2014		Sep. 05, 2012
Interest rate terms				Borrowings under the City of Dreams Project Facility bore interest at the London Interbank Offered Rate ("LIBOR") or Hong Kong Interbank Offered Rate ("HIBOR") plus a margin of 2.75% per annum until substantial completion of the City of Dreams project.				The interest rate was reduced to LIBOR or HIBOR plus a margin of 2.50% per annum.
Loan commitment fees recognized	25,643,000	1,324,000	1,411,000		461,000
Fixed interest rate on notional amount of interest rate swap agreement, minimum						1.96%	1.96%
Fixed interest rate on notional amount of interest rate swap agreement, maximum						4.74%	4.74%
Interest rate swap agreements, expiry date	All these interest rate swap agreements expired during the years 2011 and 2012.
Reclassification of accumulated losses recognized in accumulated other comprehensive losses	0	0	4,310,000		4,310,000
Scheduled amortization payments										89,158,000
Mandatory prepayments										20,896,000
Voluntary repayments					$ 7,022,000